Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

December 29, 2008

Supplement to the Prospectus
No Load Shares
dated April 30, 2008.

This Supplement supersedes the Supplement dated July 22, 2008.

Effective immediately, the following entities no longer serve as sub-advisors to the Underlying Funds.  Please disregard all references to the following entities in the Prospectus:

Graybeard Capital, LLC
Duncan-Hurst Capital Management, L.P.
Viewpoint Investment Partners

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Long/Short Equity – Global – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Long/Short Equity – Global – 1 Portfolio, all references to the Long/Short Equity – Global – 1 Portfolio shall be deleted from the Prospectus.

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Equity Options Overlay – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Equity Options Overlay – 1 Portfolio, all references to the Equity Options Overlay – 1 Portfolio shall be deleted from the Prospectus.

Effective immediately, the following information supplements the section titled, “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the Prospectus.

NEF Advisors, LLC

Addition of Sub-Advisor

Effective May 20, 2008, the Board of Trustees has appointed NEF Advisors, LLC (“NEF”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of NEF does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section of the Prospectus on pages 34-42 describing the sub-advisors to the Funds is hereby amended to add the following:

1

NEF Advisors, LLC:

The Advisor has entered into a sub-advisory agreement with NEF Advisors, LLC (“NEF”), to manage a portion of the Energy and Natural Resources – 1 Portfolio.  NEF is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  NEF provides investment advice and portfolio management services to investment companies.  As of June 20, 2008, NEF managed approximately $14 million in assets.

Please retain this Supplement with your
Prospectus for future reference.

2

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

December 29, 2008

Supplement to the Prospectus
Class C Shares
dated April 30, 2008.

This Supplement supersedes the Supplement dated July 22, 2008.

Effective immediately, the following entities no longer serve as sub-advisors to the Underlying Funds.  Please disregard all references to the following entities in the Prospectus:

Graybeard Capital, LLC
Duncan-Hurst Capital Management, L.P.
Viewpoint Investment Partners

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Long/Short Equity – Global – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Long/Short Equity – Global – 1 Portfolio, all references to the Long/Short Equity – Global – 1 Portfolio shall be deleted from the Prospectus.

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Equity Options Overlay – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Equity Options Overlay – 1 Portfolio, all references to the Equity Options Overlay – 1 Portfolio shall be deleted from the Prospectus.

Effective immediately, the following information supplements the section titled, “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the Prospectus.

NEF Advisors, LLC

Addition of Sub-Advisor

Effective May 20, 2008, the Board of Trustees has appointed NEF Advisors, LLC (“NEF”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of NEF does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section of the Prospectus on pages 34-42 describing the sub-advisors to the Funds is hereby amended to add the following:

1

NEF Advisors, LLC:

The Advisor has entered into a sub-advisory agreement with NEF Advisors, LLC (“NEF”), to manage a portion of the Energy and Natural Resources – 1 Portfolio.  NEF is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  NEF provides investment advice and portfolio management services to investment companies.  As of June 20, 2008, NEF managed approximately $14 million in assets.

Please retain this Supplement with your
Prospectus for future reference.

2

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds
No Load Shares
Class C Shares
December 29, 2008

Supplement to the Statement of Additional Information (“SAI”)
dated April 30, 2008.

This Supplement supersedes the Supplement dated July 22, 2008.

Effective immediately, the following entities no longer serve as sub-advisors to the Underlying Funds.  Please disregard all references to the following entities in the SAI:

Graybeard Capital, LLC
Duncan-Hurst Capital Management, L.P.
Viewpoint Investment Partners

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Long/Short Equity – Global – 1 Portfolio effective on or before December 31, 2008. Accordingly, upon liquidation of the assets of the Long/Short Equity – Global – 1 Portfolio, all references to the Long/Short Equity – Global – 1 Portfolio shall be deleted from the SAI.

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Equity Options Overlay – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Equity Options Overlay – 1 Portfolio, all references to the Equity Options Overlay – 1 Portfolio shall be deleted from the SAI.

Effective immediately, the SAI is hereby supplemented with the following language:

Addition of Sub-Advisor

Effective May 20, 2008, the Board of Trustees has appointed NEF Advisors, LLC (“NEF”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of NEF does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section entitled, “Sub-Advisors” in the Statement of Additional Information (“SAI”) on pages 24-30 is hereby amended to add the following:

1

NEF Advisors, LLC:

The Advisor has entered into a sub-advisory agreement with NEF Advisors, LLC (“NEF”), to manage a portion of the Energy and Natural Resources – 1 Portfolio.  NEF is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  NEF provides investment advice and portfolio management services to investment companies.  As of June 20, 2008, NEF managed approximately $14 million in assets.

Please retain this Supplement with your
SAI for future reference.

2